Related Parties (Expressed in Canadian $000's except per share amounts) (Narrative) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Related Parties 1	$ 179
Related Parties 2	139
Related Parties 3	28
Related Parties 4	$ 50